Debt - Revolving Credit Facility (Details) - 12 months ended Dec. 31, 2023 € in Millions	USD ($) lineOfCredit	EUR (€)	USD ($)
Debt Instrument [Line Items]
Credit facilities available and undrawn		€ 413.0	$ 456,400,000
Amounts utilized under credit facilities | $			$ 0
Revolving Credit Facility | ESG-Linked Revolving Credit Facility
Debt Instrument [Line Items]
Credit facilities available and undrawn | €		400.0
Commitment fee calculation basis on applicable margin, percent	35.00%
Commitment fee paid | $	$ 900,000
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 1
Debt Instrument [Line Items]
Interest period length	1 month
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 2
Debt Instrument [Line Items]
Interest period length	3 months
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | Interest Rate Period 3
Debt Instrument [Line Items]
Interest period length	6 months
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | EURIBOR | Minimum
Debt Instrument [Line Items]
Interest rate	0.55%
Revolving Credit Facility | ESG-Linked Revolving Credit Facility | EURIBOR | Maximum
Debt Instrument [Line Items]
Interest rate	1.50%
Line of Credit
Debt Instrument [Line Items]
Credit facilities available and undrawn | €		€ 13.0
Number of lines of credit | lineOfCredit	2